Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of share-based payment arrangements [text block] [Abstract]
Schedule of measurement of the fair values at grant date of the equity-settled share based payment plans
€’000 (except per share/ warrant amounts)
Share price at grant date	$23.96
Warrant price at grant date	$7.71
Fair value at grant date	29,702
Expense recognised in the statement of profit or loss	(1,400)
Unrecognised expense	28,302